Segment Information - Summary of Reportable Segments (Parenthetical) (Detail) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Impairment charges of goodwill	[1]	kr 0	kr (1,260)	kr (31,897)
Gain on resolution of a commercial dispute		7,600	kr 1,900
Vonage Holdings Corp [member]
Disclosure of operating segments [line items]
Impairment charges of goodwill		kr (31,900)		kr (31,900)	kr (15,300)

[1]	Includes an impairment of SEK –1.3 billion in 2024 and –31.9 billion in 2023 mainly related to the acquisition of Vonage. For more information about the impairment of goodwill, see note C1 ”Intangible assets”.